Employee benefits (Tables)	6 Months Ended
Jun. 30, 2023
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations	The total net employee benefit obligations as at June 30, 2023 is as follows:

€m
Balance as of January 1, 2023	132.1
Service cost	2.0
Net interest expense	2.2
Actuarial loss on pension scheme valuations	6.1
Benefits paid	(4.1)
Other movements	(1.3)
Foreign exchange differences on translation	(2.4)
Balance as of June 30, 2023	134.6